CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 4,119,090	$ 2,436,369
Restricted cash	40,200	40,202
Short-term investments		50,074
Accounts receivable, net of allowance for credit losses of US$43,734 and US$89,130 as of December 31, 2023 and 2024, respectively	2,860,537	2,334,607
Prepaid expenses and other current assets	1,449,369	3,384,207
Total current assets	8,469,196	8,245,459
Property and equipment, net	50,152	90,501
Intangible assets, net		15,625
Operating lease right-of-use assets	176,718	472,053
Long-term investments	253,443	258,038
Other non-current assets	35,534	199,824
TOTAL ASSETS	8,985,043	9,281,500
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	3,460,424	4,425,136
Short-term borrowings	2,504,034	705,945
Accrued salary and benefits	776,118	1,142,038
Operating lease liabilities, current	162,589	315,953
Accrued expenses and other current liabilities	1,196,334	2,199,751
Deferred revenue	1,002,579	643,997
Total current liabilities	9,102,078	9,432,820
Other non-current liabilities		73,320
Operating lease liabilities, non-current		165,015
TOTAL LIABILITIES	9,102,078	9,671,155
Commitments and contingencies
Shareholders' deficit:
Additional paid-in capital	218,379,858	218,245,298
Accumulated deficit	(216,859,796)	(216,923,365)
Accumulated other comprehensive loss	(1,685,469)	(1,759,960)
Total shareholders' deficit	(117,035)	(389,655)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	8,985,043	9,281,500
Class A
Shareholders' deficit:
Ordinary shares	45,910	45,910
Class B
Shareholders' deficit:
Ordinary shares	$ 2,462	$ 2,462